LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JUNE 10, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 17, 2010 OF

Legg Mason Western Asset SMASh Series M Fund

Legg Mason Western Asset SMASh Series C Fund

Legg Mason Western Asset SMASh Series EC Fund

The following replaces corresponding information in the Statement of Additional Information under the sections entitled “Other Accounts Managed by Portfolio Managers” and “Portfolio Manager Securities Ownership”:

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated. Information provided as of April 30, 2010.

SMASh Series M Fund

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
S. Kenneth Leech	107 registered investment companies with approximately $178.5 billion in total assets under management (none of which charge a performance fee)

230 other pooled investment vehicles with approximately $110.7 billion in total assets under management

(of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)

806 other accounts with approximately $185.4 billion in total assets under management

(of which 88 other accounts with approximately $24.6 billion in total assets under management charge a performance fee)

Stephen A. Walsh	107 registered investment companies with approximately $178.5 billion in total assets under management (none of which charge a performance fee)

230 other pooled investment vehicles with approximately $110.7 billion in total assets under management

(of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)

806 other accounts with approximately $185.4 billion in total assets under management

(of which 88 other accounts with approximately $24.6 billion in total assets under management charge a performance fee)

Christopher Diegelman	3 registered investment companies with approximately $0.2 billion in total assets under management (none of which charge a performance fee)	No other pooled investment vehicles.	8 other accounts with approximately $1.3 billion in total assets under management (none of which charge a performance fee)

Ronald D. Mass	3 registered investment companies with approximately $0.9 billion in total assets under management (none of which charge a performance fee)

12 other pooled investment vehicles with approximately $5.4 billion in total assets under management

(of which 3 other pooled investment vehicles with approximately $0.6 billion in total assets under management charge a performance fee)

7 other accounts with approximately $0.4 billion in total assets under management (none of which charge a performance fee)

SMASh Series C Fund

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
S. Kenneth Leech	107 registered investment companies with approximately $178.5 billion in total assets under management (none of which charge a performance fee)

230 other pooled investment vehicles with approximately $110.7 billion in total assets under management

(of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)

806 other accounts with approximately $185.4 billion in total assets under management

(of which 88 other accounts with approximately $24.6 billion in total assets under management charge a performance fee)

Stephen A. Walsh	107 registered investment companies with approximately $178.5 billion in total assets under management (none of which charge a performance fee)

230 other pooled investment vehicles with approximately $110.7 billion in total assets under management

(of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)

806 other accounts with approximately $185.4 billion in total assets under management

(of which 88 other accounts with approximately $24.6 billion in total assets under management charge a performance fee)

Ryan K. Brist	5 registered investment companies with approximately $1.5 billion in total assets under management (none of which charge a performance fee)

4 other pooled investment vehicles with approximately $3.1 billion in total assets under management

(of which 1 other pooled investment vehicle with approximately $0.1 billion in total assets under management)

18 other accounts with approximately $4.4 billion in total assets under management (of which 2 other accounts with approximately $0.2 billion in total assets under management charge a performance fee)

Christopher Diegelman	3 registered investment companies with approximately $0.3 billion in total assets under management (none of which charge a performance fee)	No other pooled investment vehicles	8 other accounts with approximately $1.3 billion in total assets under management (none of which charge a performance fee)

SMASh Series EC Fund

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
S. Kenneth Leech	107 registered investment companies with approximately $178.5 billion in total assets under management (none of which charge a performance fee)

230 other pooled investment vehicles with approximately $110.7 billion in total assets under management

(of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)

806 other accounts with approximately $185.4 billion in total assets under management

(of which 88 other accounts with approximately $24.6 billion in total assets under management charge a performance fee)

Stephen A. Walsh	107 registered investment companies with approximately $178.5 billion in total assets under management (none of which charge a performance fee)

230 other pooled investment vehicles with approximately $110.7 billion in total assets under management

(of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)

806 other accounts with approximately $185.4 billion in total assets under management

(of which 88 other accounts with approximately $24.6 billion in total assets under management charge a performance fee)

Ryan K. Brist	5 registered investment companies with approximately $1.5 billion in total assets under management (none of which charge a performance fee)

4 other pooled investment vehicles with approximately $3.1 billion in total assets under management

(of which 1 other pooled investment vehicle with approximately $0.1 billion in total assets under management charge a performance based fee)

18 other accounts with approximately $4.4 billion in total assets under management (of which 2 other accounts with approximately $0.2 billion in total assets under management charge a performance fee)

Michael C. Buchanan	53 registered investment companies with approximately $31.1 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $3.2 billion in total assets under management (none of which charge a performance fee)	13 other accounts with approximately $1.7 billion in total assets under management (none of which charge a performance fee)

Christopher Diegelman	3 registered investment companies with approximately $0.3 billion in total assets under management (none of which charge a performance fee)	No other pooled investment vehicles	8 other accounts with approximately $1.3 billion in total assets under management (none of which charge a performance fee)

Keith J. Gardner	45 registered investment companies with approximately $27.8 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $0.7 billion in total assets under management (none of which charge a performance fee)	3 other accounts with approximately $0.4 billion in total assets under management (none of which charge a performance fee)

Portfolio Manager Securities Ownership

As of April 30, 2010, no portfolio manager owned shares of any fund.

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